SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 4,023,993		$ 3,526,757
Cost of revenues	(3,411,389)		(2,768,829)
Marketing expenses	(207,023)		(85,043)
General and administrative expenses	(3,378,763)		(2,859,903)
Other expenses	(365,291)		(132,078)
Loss before income taxes	(3,338,473)		(2,319,096)
Provision for income taxes
Net loss	(3,338,473)		(2,319,096)
Current assets	6,716,583			$ 9,991,662
Total current assets	431,753			91,085
Total assets	7,148,336			10,082,747
Current liabilities	(5,901,773)			(5,681,608)
Non-current liabilities	(234,036)			(208,116)
Total liabilities	(6,135,809)			(5,889,724)
Net (liabilities) assets	1,012,527	[1]	(495,188)	4,193,023	[1]	$ 1,619,088
Loss before income taxes	(3,338,473)		(2,319,096)
Marketing Service [Member]
Segment Reporting Information [Line Items]
Revenue	3,895,582		3,526,757
Cost of revenues	(2,858,033)		(2,768,829)
Marketing expenses	(82,601)		(85,043)
General and administrative expenses	(1,052,595)		(965,566)
Other expenses	(83,814)		(89,003)
Loss before income taxes	(181,461)		(381,684)
Provision for income taxes
Net loss	(181,461)		(381,684)
Current assets	3,070,126			3,557,743
Total current assets	304,699			53,752
Total assets	3,374,825			3,611,495
Current liabilities	(4,200,938)			(3,451,510)
Non-current liabilities	(234,036)			(208,116)
Total liabilities	(4,434,974)			(3,659,626)
Net (liabilities) assets	(1,060,149)			(48,131)
Loss before income taxes	(181,461)		(381,684)
Social commerce [Member]
Segment Reporting Information [Line Items]
Revenue	128,411
Cost of revenues	(553,356)
Marketing expenses
General and administrative expenses
Other expenses
Loss before income taxes	(424,945)
Provision for income taxes
Net loss	(424,945)
Current assets
Total current assets
Total assets
Current liabilities
Non-current liabilities
Total liabilities
Net (liabilities) assets
Loss before income taxes	(424,945)
Other [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Marketing expenses	(124,422)
General and administrative expenses	(2,326,168)		(1,894,337)
Other expenses	(281,477)		(43,075)
Loss before income taxes	(2,732,067)		(1,937,412)
Provision for income taxes
Net loss	(2,732,067)		(1,937,412)
Current assets	3,646,457			6,433,919
Total current assets	127,054			37,333
Total assets	3,773,511			6,471,252
Current liabilities	(1,700,835)			(2,230,098)
Non-current liabilities
Total liabilities	(1,700,835)			(2,230,098)
Net (liabilities) assets	2,072,676			$ 4,241,154
Loss before income taxes	$ (2,732,067)		$ (1,937,412)

[1]	The unaudited condensed consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.